Related Party Transactions	12 Months Ended
May 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	NOTE 17. RELATED PARTY TRANSACTIONS There were no identifiable related party transactions for the periods presented other than the Advance from Shareholder disclosed in Note 9.